BALANCE SHEET	Dec. 31, 2020 USD ($)
Current Assets
Cash	$ 25,000
Total current assets	25,000
Deferred offering costs	146,634
Total assets	171,634
Current liabilities
Accounts payable and accrued expenses	65,584
Promissory note payable - related party	100,000
Total current liabilities	165,584
Total liabilities	165,584
Permanent equity:
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none outstanding
Additional paid-in capital	24,209
Accumulated deficit	(18,950)
Total Stockholders' Equity	6,050	[1],[2]
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY	171,634
Class B Common Stock
Permanent equity:
Common stock	$ 791	[1],[2],[3]

[1]	Includes an aggregate of up to 1,031,250 shares that are subject to forfeiture if the over-allotment option is not exercised in full by the underwriters (see Note 7).
[2]	The shares and the associated amounts have been retroactively restated to reflect the stock dividend of 0.1 shares of Class B common stock for each share of Class B common stock outstanding on February 25, 2021 (see Note 2).
[3]	The shares and the associated amounts have been retroactively restated to reflect the stock dividend of 0.1 share of Class B common stock for each share of Class B common stock outstanding on February 25, 2021.